BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Schedule of components of purchase price consideration

Series B preferred stock	$11,000,000
Promissory note payable	4,500,000
Purchase price consideration	$15,500,000

Schedule of assets and liabilities acquired in business combination

Purchase Price
Allocation
Cash and cash equivalents	$106,913
Accounts receivable, net	37,479
Due (to) from factor, net	(312,063)
Inventory	3,303,660
Prepaid expenses	165,856
Deposits	187,493
Property, equipment and software, net	1,215,748
Goodwill	6,479,218
Intangible assets	8,600,000
Accounts payable	(3,397,547)
Accrued expenses and other liabilities	(886,757)
Purchase price consideration	$15,500,000

Schedule of fair value of purchase price consideration

Cash	$500,000
Common stock	8,025,542
Contingent consideration	3,421,516
Purchase price consideration	$11,947,058

Schedule of allocation of purchase price in regard to acquisition

Purchase Price
Allocation
Cash and cash equivalents	$24,335
Accounts receivable, net	49,472
Inventory	77,159
Prepaid expenses	69,715
Deposits	4,416
Property, equipment and software, net	83,986
Goodwill	9,681,548
Intangible assets	3,936,030
Accounts payable	(51,927)
Accrued expenses and other liabilities	(107,957)
Deferred revenue	(269,848)
Due to related parties	(1,361)
Loan payable	(148,900)
Note payable - related party	(299,489)
Deferred tax liability	(1,100,120)
Purchase price consideration	$11,947,058

Business acquisition Pro Forma information

	Year Ended
	December 31,
	2021	2020
Net revenues	$11,834,601	$12,989,493
Net loss	$(33,259,224)	$(12,761,206)
Net loss per common share	$(433.00)	$(1,921.00)

Stateside
Business Acquisition [Line Items]
Schedule of fair value of purchase price consideration

Cash	$5,000,000
Common stock	3,403,196
Purchase price consideration	$8,403,196

Schedule of allocation of purchase price in regard to acquisition

Purchase Price
Allocation
Cash and cash equivalents	$32,700
Accounts receivable, net	154,678
Due from factor, net	371,247
Inventory	603,625
Prepaid expenses	7,970
Deposits	9,595
Goodwill	2,104,056
Intangible assets	5,939,140
Accounts payable	(374,443)
Accrued expenses and other liabilities	(445,372)
Purchase price consideration	$8,403,196